Organization and Principal Activities - Disclosure Detail Of Combined Financial Information Of Variable Interest Entities (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 212,769,706		¥ 24,722,917	¥ 2,648,397	$ 32,608,386	$ 3,788,953	¥ 35,008,695
Short-term investments			20,005,217
Accounts receivable, net			1,251,480
Inventories	1,632,937		1,169,405		250,259
Amounts due from related parties (Note 21)			12,754,388
Prepayments and other current assets	2,419,252		436,192		370,766
Total current assets	216,821,895		60,339,599		33,229,411
Non-current assets
Property and equipment, net	205,449,412		204,193,521		31,486,500
Intangible assets	11,667		16,667		1,788
Other non-current assets			60,724
Total non-current assets	243,181,554		242,938,084		37,269,204
Total assets	460,003,449		303,277,683		70,498,615
Current liabilities
Accounts payable	8,950,774		9,261,689		1,371,766
Deferred revenue, current	18,336,431		17,729,391		2,810,181
Salaries and welfare payable	17,391,394		13,318,001		2,665,348
Amounts due to related parties (Note 21)	719,400		719,400		110,253
Taxes payable	309,173		27,226		47,383
Total current liabilities	92,121,930		130,419,106		14,118,305
Deferred revenue, non-current	412,593		1,712,296		63,233
Total non-current liabilities	412,593		1,712,296		63,233
Total liabilities	92,534,523		132,131,402		$ 14,181,538
Net revenues	(159,239,362)	$ (24,404,501)	(152,120,636)	(142,523,585)
Net income	(33,585,084)	(5,147,140)	(47,236,997)	(27,412,441)
Net cash provided by operating activities	49,455,986	7,579,464	58,775,052	52,324,310
Net cash (used in)/provided by investing activities	19,757,636	3,027,989	(34,739,000)	(2,636,644)
Net cash used in financing activities	126,789,807	19,431,388	(1,961,532)	(82,047,964)
Net (decrease)/increase in cash and cash equivalents	188,046,789	$ 28,819,433	22,074,520	(32,360,298)
Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Cash and cash equivalents	9,611,773		24,637,411
Short-term investments			20,005,217
Accounts receivable, net			1,251,480
Inventories	55,607		1,169,405
Amounts due from related parties (Note 21)			12,754,388
Amounts due from inter-company entities	62,261,944		13,749,516
Prepayments and other current assets	1,485,798		436,192
Total current assets	73,415,122		74,003,609
Non-current assets
Property and equipment, net	204,843,872		204,193,521
Land use rights	37,720,475		38,667,172
Intangible assets	11,667		16,667
Other non-current assets			60,724
Total non-current assets	242,576,014		242,938,084
Total assets	315,991,136		316,941,693
Current liabilities
Short-term borrowings	39,695,606		83,600,000
Accounts payable	2,926,034		9,261,689
Amount due to inter-company entities	8,884,600
Deferred revenue, current	18,169,451		17,729,391
Salaries and welfare payable	17,341,838		13,318,001
Amounts due to related parties (Note 21)	719,400		719,400
Taxes payable	276,919		27,226
Accrued liabilities and other current liabilities	5,221,410		5,763,399
Total current liabilities	93,235,258		130,419,106
Deferred revenue, non-current	412,593		1,712,296
Total non-current liabilities	412,593		1,712,296
Total liabilities	93,647,851		132,131,402
Net revenues	155,946,729		152,120,636	142,523,585
Net income	37,532,994		47,310,815	41,002,633
Net cash provided by operating activities	47,477,961		58,830,470	52,183,386
Net cash (used in)/provided by investing activities	19,424,757		(34,739,000)	(2,636,644)
Net cash used in financing activities	(81,928,356)		(1,961,532)	(82,047,964)
Net (decrease)/increase in cash and cash equivalents	¥ (15,025,638)		¥ 22,129,938	¥ (32,501,222)